Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Bridge notes payable		$ 4,342,418
Less unamortized discounts
VMCO		(481,390)
ASID		(1,003,359)
Bridge notes payable, net of discounts		$ 2,857,669